DESCRIPTION OF BUSINESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Aug. 01, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Pro forma enterprise value	$ 549.0
Percentage of existing equity	100.00%
Amount received commitments in new investments	$ 53.0
PIPE
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Amount of additional capital to be raised	97.0
Galata Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Callaway Capital in trust		$ 146.6
Maximum amount received from trust account	$ 148.7